Significant Accounting Policies Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Advertising expense	$ 534	$ 584	$ 629
Advertising and marketing costs	1,100	1,100	1,100
Research and development expense	112	$ 109	$ 93
Net monetary assets	$ 1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years